Reg. Nos. 2-99207/811-4362

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                     [ X ]

    Pre-Effective Amendment No.                                            [   ]

    Post-Effective Amendment No. __15__                                    [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                        [ X ]

    Amendment No. __16__                                                   [ X ]

                        (Check appropriate box or boxes.)

                           COLUMBIA SPECIAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

J. Jerry Inskeep, Jr.
1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (Check appropriate box)

     ___     immediately upon filing pursuant to paragraph (b)

     _X_     on February 24, 1999 pursuant to paragraph (b)
     ___     60 days after filing pursuant to paragraph (a) (1)

     ___     on _____________ pursuant to paragraph (a)
     ___     75 days after filing pursuant to paragraph (a)(2)
     ___     on _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please forward copies of communications to:

             Robert J. Moorman
             Stoel Rives LLP
             900 SW Fifth Avenue, Suite 2600
             Portland, Oregon  97204

                                EXPLANATORY NOTE


     Parts A, B and C of the Registrant are incorporated herein by reference to the Registrant's registration statement filed on December 7, 1998.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment is filed solely for one or more purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and no material event requiring disclosure in the Prospectus, other than one listed in paragraph (b)(1) of Rule 485, has occurred since December 7, 1998, the filing date of a Post-Effective Amendment filed under paragraph (a) of Rule 485, which has not become effective, and Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Portland and State of Oregon on the 3rd day of February, 1999.

                                       COLUMBIA SPECIAL FUND, INC.

                                       By J. JERRY INSKEEP, JR.
                                          --------------------------------------
                                          J. Jerry Inskeep, Jr.
                                          President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 3rd day of February, 1999 by the following persons in the capacities indicated.


(i)      Principal executive officer:

         J. JERRY INSKEEP, JR.         President, Chairman, and Director
----------------------------------
         J. Jerry Inskeep, Jr.

(ii)     Principal accounting and financial officer:

         J. JERRY INSKEEP, JR.         President, Chairman, and Director
----------------------------------
         J. Jerry Inskeep, Jr.

(iii)    Directors:

  *      JAMES C. GEORGE               Director
----------------------------------
         James C. George

  *      THOMAS R. MACKENZIE           Director
----------------------------------
         Thomas R. Mackenzie

  *      RICHARD L. WOOLWORTH          Director
----------------------------------
         Richard L. Woolworth

  *  By  J. JERRY INSKEEP, JR.
         -----------------------------
         J. Jerry Inskeep, Jr.
         as Attorney-in-fact